UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA GNMA TRUST - 3RD QUARTER REPORT - PERIOD ENDED
FEBRUARY 28, 2007



[GRAPHIC OMITTED]
[USAA EAGLE LOGO (R)]


                               USAA GNMA Trust(R)

                      3RD QUARTER Portfolio of Investments




                                February 28, 2007





                                                                      (Form N-Q)



48473-0407                                   (C)2007, USAA. All rights reserved.
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  P O R T F O L I O                                                           1
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                                 of INVESTMENTS (in thousands)

USAA GNMA TRUST
FEBRUARY 28, 2007 (UNAUDITED)


PRINCIPAL                     COUPON                                  MARKET
AMOUNT        SECURITY        RATE             MATURITY                VALUE
------------------------------------------------------------------------------

            U.S. GOVERNMENT AGENCY ISSUES (98.2%)(A)

            MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE FAMILY (93.3%)

            Government National Mortgage Assn. I,
$    4,798    Pool 604858      5.50%           12/15/2018        $     4,832
    27,617    Pool 604713      5.50            10/15/2033             27,623
    12,049    Pool 616143      5.50            12/15/2033             12,052
     6,279    Pool 615486      5.50             7/15/2034              6,278
    25,927    Pool 648348      5.50            10/15/2035             25,914
     5,464    Pool 781378      6.00            12/15/2016              5,562
     2,953    Pool 780770      6.00             4/15/2028              3,011
     1,124    Pool 482833      6.00            11/15/2028              1,146
     2,596    Pool 492703      6.00             2/15/2029              2,645
     1,741    Pool 781148      6.00             7/15/2029              1,775
     2,649    Pool 584367      6.00             5/15/2032              2,696
     8,289    Pool 603869      6.00             1/15/2033              8,432
     2,328    Pool 553069      6.00             2/15/2033              2,368
     3,276    Pool 581541      6.00             7/15/2033              3,332
     1,840    Pool 615955      6.00             9/15/2033              1,871
       786    Pool 456861      6.50             5/15/2028                811
       741    Pool 472596      6.50             5/15/2028                764
       681    Pool 462642      6.50             7/15/2028                702
       562    Pool 464827      6.50             9/15/2028                579
     1,827    Pool 490804      6.50            11/15/2028              1,883
        92    Pool 434165      6.50             1/15/2029                 95
        91    Pool 469900      6.50             1/15/2029                 94
     2,182    Pool 486065      6.50             3/15/2031              2,247
     2,022    Pool 485860      6.50            10/15/2031              2,082
     1,479    Pool 577423      6.50             1/15/2032              1,523
       630    Pool 581120      6.50             3/15/2032                649
     1,772    Pool 552707      6.50             8/15/2032              1,824
     9,099    Pool 781516      6.50             9/15/2032              9,369
       184    Pool 474256      6.75             5/15/2028                190
        80    Pool 474279      6.75             5/15/2028                 83
        83    Pool 440293      7.00             4/15/2027                 86
     1,209    Pool 780570      7.00             5/15/2027              1,261
        65    Pool 478209      7.00             6/15/2028                 68
       109    Pool 458908      7.00             7/15/2028                113
       368    Pool 464128      7.00             8/15/2028                383
       209    Pool 486467      7.00             8/15/2028                218
       313    Pool 464854      7.00             9/15/2028                327
     2,122    Pool 487603      7.00             5/15/2029              2,213
     1,598    Pool 487613      7.00             6/15/2029              1,667
     1,009    Pool 555482      7.00             8/15/2031              1,051
       516    Pool 781328      7.00             9/15/2031                538
       711    Pool 564438      7.00            10/15/2031                740
       240    Pool 563599      7.00             6/15/2032                249
     1,011    Pool 563613      7.00             7/15/2032              1,051
       502    Pool 780716      7.50             2/15/2028                524
        96    Pool 781001      7.50             3/15/2029                100
       235    Pool 499432      7.50             4/15/2029                245
       352    Pool 470683      7.50             7/15/2029                367
       740    Pool 510533      7.50            10/15/2029                772

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2
  P O R T F O L I O
======================--------------------------------------------------------
                                   of INVESTMENTS (in thousands)
                                   (continued)
USAA GNMA TRUST
FEBRUARY 28, 2007 (UNAUDITED)



PRINCIPAL                     COUPON                                  MARKET
AMOUNT        SECURITY        RATE             MATURITY               VALUE
------------------------------------------------------------------------------

$      226    Pool 518539      7.50%           10/15/2029              $ 236
        46    Pool 538003      7.50             8/15/2030                 48
       132    Pool 443263      7.50            12/15/2030                138
        90    Pool 486050      7.50             1/15/2031                 94
        73    Pool 530250      7.50             1/15/2031                 76
       153    Pool 552172      7.50            11/15/2031                159
        18    Pool 178674      8.00             1/15/2022                 19
       298    Pool 352169      8.00             6/15/2023                316
       351    Pool 442548      8.00             5/15/2027                372
       409    Pool 511530      8.00             7/15/2030                434
       119    Pool 520978      8.00             9/15/2030                126
       103    Pool 307542      8.50             6/15/2021                111
        23    Pool 329602      8.50             7/15/2022                 25
       140    Pool 312950      9.00             7/15/2021                151
          Government National Mortgage Assn. II,
    12,558    Pool 003389      5.00             5/20/2033             12,260
    13,763    Pool 003414      5.00             7/20/2033             13,436
     9,276    Pool 003568      5.00             6/20/2034              9,053
    27,241    Pool 003759      5.00             9/20/2035             26,571
     3,234    Pool 003375      5.50             4/20/2033              3,229
    11,037    Pool 003530      5.50             3/20/2034             11,015
    36,970    Pool 003678      5.50             2/20/2035             36,882
    37,408    Pool 003702      5.50             4/20/2035             37,320
    21,362    Pool 003736      5.50             7/20/2035             21,311
    16,977    Pool 003940      5.50             1/20/2037             16,928
     1,884    Pool 003052      6.00             3/20/2031              1,913
     4,280    Pool 003273      6.00             8/20/2032              4,344
     3,417    Pool 003285      6.00             9/20/2032              3,468
     3,535    Pool 003460      6.00            10/20/2033              3,597
     3,439    Pool 448816      6.00            12/20/2033              3,485
    10,631    Pool 003517      6.00             2/20/2034             10,781
    10,384    Pool 003531      6.00             3/20/2034             10,531
     8,843    Pool 003611      6.00             9/20/2034              8,969
    20,871    Pool 003625      6.00            10/20/2034             21,167
     6,119    Pool 605742      6.00            11/20/2034              6,196
    14,238    Pool 003852      6.00             5/20/2036             14,424
       626    Pool 003080      6.50             5/20/2031                643
       542    Pool 003107      6.50             7/20/2031                557
     1,628    Pool 781494      6.50             8/20/2031              1,672
     2,357    Pool 781427      6.50             4/20/2032              2,420
     2,231    Pool 003250      6.50             6/20/2032              2,291
     8,694    Pool 003599      6.50             8/20/2034              8,910
     1,948    Pool 002971      7.00             9/20/2030              2,025
       273    Pool 003070      7.50             4/20/2031                284
        74    Pool 000563      8.00            12/20/2022                 78
     1,767    Pool 002958      8.00             8/20/2030              1,866
          Fannie Mae (+),
    14,033    Pool 846573      5.00            12/01/2035             13,640
     1,208    Pool 598427      6.00             2/01/2017              1,229
     1,131    Pool 608749      6.50            10/01/2016              1,160
     4,223    Pool 618473      6.50            12/01/2016              4,330
          Freddie Mac (+),
     4,419    Pool G18095      5.00             1/01/2021              4,361
    10,262    Pool A42616      5.50            12/01/2035             10,196
                                                                    --------
                                                                     479,252
                                                                    --------
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  P O R T F O L I O
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                                   of INVESTMENTS (in thousands)
                                   (continued)
USAA GNMA TRUST
FEBRUARY 28, 2007 (UNAUDITED)



PRINCIPAL                                     COUPON                    MARKET
AMOUNT         SECURITY                       RATE        MATURITY       VALUE
------------------------------------------------------------------------------

               COLLATERALIZED MORTGAGE OBLIGATIONS (4.9%)

               Government National Mortgage Assn. I,
$     15,000    Series 2003-50, Class PC        5.50%     3/16/2032    $ 15,153
       6,598    Series 2002-35, Class C         5.89     10/16/2023       6,702
       3,143    Series 2001-12, Class B         6.23      6/16/2021       3,169
                                                                        -------
       Total U.S. Government Agency Issues (cost: $507,504)              25,024
                                                                        -------
                                                                        504,276
                                                                        -------
                REPURCHASE AGREEMENTS (1.5%)(B)

       7,472    Deutsche Bank Securities, 5.32%, acquired
                on 2/28/2007 and due 3/01/2007 at $7,472
                (collateralized by $7,532 of Freddie
                Mac Notes(a,+), 3.75%, due 4/15/2007;
                market value $7,622) (cost: $7,472)                       7,472
                                                                        -------
                TOTAL INVESTMENTS (COST: $514,976)              $       511,748
                                                                ===============
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                        to Portfolio of INVESTMENTS


USAA GNMA TRUST
FEBRUARY 28, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA GNMA Trust (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

3. Repurchase agreements are valued at cost, which approximates market value.

4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

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                        to Portfolio of INVESTMENTS
                        (continued)


USAA GNMA TRUST
FEBRUARY 28, 2007 (UNAUDITED)


Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. As of February 28, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2007, were $2,765,000 and $5,993,000, respectively, resulting in net unrealized depreciation of $3,228,000.

C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $513,445,000 at February 28, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.


SPECIFIC NOTES
(a) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises
(GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

(b) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    04/25/2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/30/2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    04/25/2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.